Cash and Cash Equivalents (Tables)	9 Months Ended
Sep. 30, 2020
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
(Amounts in US$'s)	September 30, 2020	December 31, 2019
Cash and cash equivalents	$505,053	$812,452
Total cash and cash equivalents in the Statement of Cash Flows	$505,053	$812,452